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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment       Number: ___
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings
                                             entries.
Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management IV, L.L.C.
Address: c/o Technology Crossover Ventures
          528 Ramona Street
          Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell        Palo Alto, California         January 11, 2005
-------------------        ---------------------         ----------------
    [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

         [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $415,752
                                         (thousands)

                                                                                                                       Voting
                 Title of                   Value         Shares/     Sh/    Put/   Invstmt     Other                 Authority
Name of Issuer     Class      CUSIP        (x$1000)       PrnAmt      Prn    Call   Dscretn    Managers     Sole       Shared
None
-------------    --------   ---------      --------     ---------     ---    ----   -------    --------   ---------   ---------

Altiris, Inc.     Common    02148M100       161,874     4,568,827      SH             Sole                4,568,827       0
0

Amdocs Limited    Common    G02602103         1,960        74,671*     SH             Sole                   74,671*      0
0

eLoyalty Corp.    Common    290151109         3,257       553,873      SH             Sole                  553,873       0
0

Inphonic, Inc.    Common    45772G105       196,097     7,136,000      SH             Sole                7,136,000       0

Netflix, Inc.     Common    64110L106        45,549     3,694,196      SH             Sole                3,694,196       0
0

Vastera, Inc.     Common    92239N109         7,015     2,667,420      SH             Sole                2,667,420       0
0
                                           --------
                                TOTAL      $415,752

* 9,125 of these shares are held in escrow